Expense Example {- Technology Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Technology Portfolio - VIP Technology Portfolio-Initial VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774